Debt and Credit Agreements (Details) (USD $)	12 Months Ended	0 Months Ended	1 Months Ended	3 Months Ended
	Dec. 31, 2014	Sep. 12, 2013	Mar. 31, 2012 bank	Jun. 30, 2014	Dec. 31, 2013
Line of Credit Facility [Line Items]
Minimum consolidated interest coverage ratio, numerator	3.0
Minimum consolidated interest coverage ratio, denominator	1
Short-term borrowings	$ 16,748,000				$ 7,489,000
Weighted average interest rate	11.70%				10.80%
Credit Agreement
Line of Credit Facility [Line Items]
Facility Limit	525,000,000		525,000,000
Outstanding Balance	98,500,000
Available Credit	426,500,000
Number of lenders providing credit facility (in banks)			14
Contingent increase to maximum borrowing capacity			550,000,000
Variable basis of interest rates			LIBOR
Minimum consolidated interest coverage ratio, numerator		3.5
Minimum consolidated interest coverage ratio, denominator		1
Debt Issuance Cost				400,000	300,000
U.S. commercial paper program
Line of Credit Facility [Line Items]
Outstanding Balance	$ 98,500,000				$ 35,000,000